Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Apr. 30, 2017
Capital Advisors Growth Fund | Investor Class
Prospectus:
Trading Symbol	CIAOX